Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense
These differences result from the following items:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Income before income taxes	$24,276	$23,008
Canadian federal and provincial income tax rates	27%	27%

Income tax expense based on the above rates	$6,555	$6,212

Increase (decrease) due to:
Non-deductible expenses and permanent differences	$1,525	$1,409
Non-taxable portion of capital gain or loss	(433)	(1,209)
Withholding taxes	1,940	1,434
Change in valuation allowance and o ther	872	(1,235)

Income tax expense	$10,459	$6,611

Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses
The deferred tax assets and liabilities are shown below:

In $000s	As at December 31, 2020	As at December 31, 2019
Deferred Income Tax Assets
Non-capital losses	$—	$27,606
Share issue costs and other	—	1,215
Stream , royalty and other inter ests	—	(24,518)

Total deferred income tax assets	$—	$4,303

Deferred Income Tax Liabilities
Non-capital losse s	$24,922	$—
Investments and other	(735)	—
Stream , royalty and other interests	(29,664)	(196)

Total deferred income tax liabilities	$(5,477)	$(196)

Total deferred income tax liabilities , net	$(5,477)	$4,107

The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Balance, beginning of the year	$4,107	$8,528
Recognized in net income (loss) for the year	(7,595)	(4,371)
Recognized in equity	357	—
Recognized in other comprehensive income (loss) for the year	(2,346)	(50)

Balance, end of year	$(5,477)	$4,107

The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration
Non-capital loss carry-forwards	Canada	$92,303	2030 - 2036